Employee Benefits, Pension Plans With Benefit Obligations in Excess of Plan Assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Pension benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Projected benefit obligation	$ 664	$ 715
Accumulated benefit obligation	631	684
Fair value of plan assets	91	82
Other benefits [Member]
Pension Plans Information with Benefit Obligations in Excess of Plan Assets [Abstract]
Accumulated benefit obligation	22	26
Fair value of plan assets	$ 0	$ 0